REPORTABLE SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION

Revenue from operations

	For the three-month period ended
	March 31, 2025	March 31, 2024
Reportable Segment:
Production Services	$188,087	$194,503
Drilling and Evaluation Services	115,015	102,345
Total external revenue	$303,102	$296,848

Long-lived assets

	As of
	March 31, 2025	December 31, 2024
Reportable Segment:
Production Services	$211,361	$220,453
Drilling and Evaluation Services	161,233	162,295
Total Reportable Segments	372,594	382,748
Unallocated assets	53,413	55,398
Total long-lived assets	$426,007	$438,146

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating income

	For the three-month period ended
	March 31, 2025	March 31, 2024
Reportable Segment:
Production Services	$20,029	$18,924
Drilling and Evaluation Services	16,147	9,756
Total Reportable Segments	36,176	28,680
Unallocated expenses	(15,235)	(4,122)
Total operating income	20,941	24,558
Interest expense, net	(8,284)	(10,604)
Other income, net	1,059	621
Income before income tax	$13,716	$14,575

SCHEDULE OF SEGMENT EXPENSES

Significant segment expenses, which represent the difference between segment revenue and pretax segment income, consist of the following:

	For the three-month period ended
	March 31, 2025	March 31, 2024

Production Services:
Compensation	$47,025	$45,720
Cost of products, materials, and supplies	53,017	56,498
Transport and rental	28,316	27,481
Depreciation and amortization	20,232	17,729
Other	19,462	28,150
	$168,052	$175,578

	For the three-month period ended
	March 31, 2025	March 31, 2024

Drilling and Evaluation Services:
Compensation	$36,658	$32,603
Cost of products, materials, and supplies	17,932	17,114
Transport and rental	22,287	15,385
Depreciation and amortization	11,405	10,564
Other	10,592	16,924
	$98,874	$92,590

SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA

	For the three-month period ended
	March 31, 2025	March 31, 2024
Geographic Area:
Domestic (British Virgin Islands)	$-	$-
MENA	301,458	293,728
Rest of World	1,644	3,120
Total revenue	$303,102	$296,848

Long-lived assets by geographic area

	As of
	March 31, 2025	December 31, 2024
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	416,276	428,353
Rest of World	9,731	9,793
Total long-lived assets	$426,007	$438,146